Financial Instruments - Seller Earnouts - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of seller earnouts	$ 109			$ 96	$ 135
Loss (gain) from change in fair value of seller earnouts	(13)	$ 14	$ 26	$ (38)
Common Class Z [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss (gain) from change in fair value of seller earnouts	$ 12	$ 1
Seller Earnouts Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, contingent consideration, liability expected holding period	5 years 3 months 3 days			5 years 6 months 3 days
Seller Earnouts Liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	50			50
Seller Earnouts Liability | Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	3.59			3.98